Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2019
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Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31 2018	September 30 2019
Cash on hand	$2,318	$1,676
Deposits in banks	28,906,583	7,991,782

	$28,908,901	$7,993,458

Deposits in banks consisted of highly liquid time deposits that are readily convertible to known amounts of cash and were subject to an insignificant risk or change in value
.